Pension Plans and Other Post-Retirement Benefits - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Year plan	Dec. 31, 2020 CAD ($)
Disclosure of defined benefit plans [line items]
Number of small defined benefit plans in the Philippines open to new members | plan	1
Age requirement | Year	50
Requisite service period	10 years
Equity investments	3.00%	3.00%
Post-employment benefit expense, defined contribution plans | $	$ 142	$ 144
Fixed income investments | Level 1
Disclosure of defined benefit plans [line items]
Equity investments	4.00%	2.00%